Note 35 - Derivatives - Value of Derivatives held as Fair Value Hedges (Detail) - Derivatives held as Fair Value Hedges [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Value of Derivatives held as Fair Value Hedges [line items]
Assets	€ 3,713	€ 5,845
Liabilities	1,000	1,362
Nominal amount	78,176	87,937
Fair value changes used for hedge effectiveness	(1,454)	882
Hedge ineffectiveness	€ 139	€ (175)